Net Income Per Limited Partner Unit (Details) - USD ($)	1 Months Ended	3 Months Ended								11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Nov. 18, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Results of operations
Total revenue	$ 1,680,771	$ 4,776,505	$ 4,588,295	$ 4,427,233	$ 4,367,886	$ 4,428,217	$ 4,111,536	$ 3,382,902	$ 2,831,639		$ 18,159,919	$ 14,754,294	$ 6,840,163
Total expenses	(823,363)										(6,435,461)	(6,841,978)	(3,182,823)
Total other income and expenses	(3,555,756)										(9,892,587)	(3,066,579)	(2,492,923)
Net income	$ (2,698,348)	$ (2,731,961)	$ 2,238,395	$ 679,509	$ 1,645,928	$ 1,282,071	$ 736,069	$ 2,502,457	$ 325,140		$ 1,831,871	$ 4,845,737	$ 1,164,417
Landmark Infrastructure Partners LP, Predecessor
Results of operations
Total revenue										$ 16,479,148
Total expenses										(5,612,098)
Total other income and expenses										(6,336,831)
Net income										$ 4,530,219